Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Summary of property, equipment and software
Gross book value	¥ 10,711,083	¥ 8,986,080
Less: accumulated depreciation	(5,277,225)	(4,436,137)
Net book value	5,433,858	4,549,943		$ 852,691
Depreciation expense	928,500	1,113,000	¥ 1,119,100
Building and decoration
Summary of property, equipment and software
Gross book value	3,676,626	2,941,233
Leasehold improvements
Summary of property, equipment and software
Gross book value	287,510	191,825
Furniture, fixtures, office and other equipments
Summary of property, equipment and software
Gross book value	339,791	231,194
Vehicles
Summary of property, equipment and software
Gross book value	98,651	83,909
Servers and computers
Summary of property, equipment and software
Gross book value	5,417,716	4,546,503
Software
Summary of property, equipment and software
Gross book value	237,550	207,041
Construction in progress
Summary of property, equipment and software
Gross book value	¥ 653,239	¥ 784,375